Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Useful Lives for Depreciation Purposes	The Group uses the following useful lives for depreciation purposes:

Buildings	8 - 40 years
Equipment and machinery	4 - 30 years
Motor vehicles	4 - 14 years
Other	5 - 12 years